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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549



                                    FORM 13F



                               FORM 13F COVER PAGE



REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED JUNE 30, 2007



CHECK HERE IF AMENDMENT [_]; AMENDMENT NUMBER:



THIS AMENDMENT (CHECK ONLY ONE.):

/_/ IS A RESTATEMENT.

/_/ ADDS NEW HOLDINGS ENTRIES.



INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:



NAME: ATKINSON INVESTMENT MANAGEMENT, LLC



ADDRESS: 100 OVERLOOK CENTER, 2(ND) FLOOR

PRINCETON, NJ 08540



FORM 13F FILE NUMBER: 28-13488



THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM

IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED

TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND

COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS,

SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.



PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:



NAME: MICHAEL D. ATKINSON

TITLE: MEMBER, ATKINSON INVESTMENT MANAGEMENT LLC

PHONE: (609) 731-2734



SIGNATURE, PLACE, AND DATE OF SIGNING:





/s/Michael D. Atkinson

-----------------------

MICHAEL D. ATKINSON

PRINCETON, NJ

APRIL 6, 2009







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REPORT TYPE (CHECK ONLY ONE.):



/X/ 13F HOLDINGS REPORT. (CHECK HERE IF ALL HOLDINGS OF THIS REPORTING MANAGER

ARE REPORTED IN THIS REPORT.)



/_/ 13F NOTICE. (CHECK HERE IF NO HOLDINGS REPORTED ARE IN THIS REPORT, AND ALL

HOLDINGS ARE REPORTED BY OTHER REPORTING MANAGER(S).)



/_/ 13F COMBINATION REPORT. (CHECK HERE IF A PORTION OF THE HOLDINGS FOR THIS

REPORTING MANAGER ARE REPORTED IN THIS REPORT AND A PORTION ARE REPORTED BY

OTHER REPORTING MANAGER(S).)







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FORM 13F SUMMARY PAGE



REPORT SUMMARY:



NUMBER OF OTHER INCLUDED MANAGERS:



NONE



FORM 13F INFORMATION TABLE ENTRY TOTAL:

26



FORM 13F INFORMATION TABLE VALUE TOTAL:

$129,668 (THOUSANDS)



LIST OF OTHER INCLUDED MANAGERS:



PROVIDE A NUMBERED LIST OF THE NAME(S) AND FORM 13F FILE NUMBER(S) OF ALL

INSTITUTIONAL INVESTMENT MANAGERS WITH RESPECT TO WHICH THIS REPORT IS FILED,

OTHER THAN THE MANAGER FILING THIS REPORT.



NONE.



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



FORM 13F INFORMATION TABLE

AS OF JUNE 30, 2007

ATKINSON INVESTMENT MANAGEMENT LLC

                                                AMOUNT

                                                AND

                      TITLE OF            MARKET TYPE OF INVESTMENT OTHER     VOTING

NAME OF ISSUER        CLASS     CUSIP     VALUE SECURITY* DISCRETION MANAGERS AUTHORITY

                                         (X1000)         SOLE                 SOLE

BP PLC                Sponsored 055622104 6709  93000    93000                93000

                      ADR

CVS CAREMARK CORP     Common    126650100 6197  170000   170000               170000

CATERPILLAR INC DEL   Common    149123101 3524  45000    45000                45000

COLGATE PALMOLIVE CO  Common    194162103 3696  57000    57000                57000

DEVON ENERGY CORP     Common    25179M103 1566  20000    20000                20000

NEW

DOVER CORP            Common    260003108 5933  116000   116000               116000

EMERSON ELEC CO       Common    291011104 6084  130000   130000               130000

FPL GROUP INC         Common    302571104 3234  57000    57000                57000

FAMOUS DAVES AMER INC Common    307068106 1335  60000    60000                60000

FLUOR CORP NEW        Common    343412102 7796  70000    70000                70000

GENERAL ELECTRIC CO   Common    369604103 12326 322000   322000               322000

GOOGLE INC            CL A      38259P508 2823  5400     5400                 5400

HALLIBURTON CO        Common    406216101 3933  114000   114000               114000

SCHEIN HENRY INC      Common    806407102 2565  48000    48000                48000

HORMEL FOODS CORP     Common    440452100 1531  41000    41000                41000

ILLINOIS TOOL WKS INC Common    452308109 2439  45000    45000                45000

JACOB ENGR GROUP INC  Common    469814107 7706  134000   134000               134000

DEL

MCGRAW HILL COS INC   Common    580645109 7489  110000   110000               110000

MEDTRONIC INC         Common    585055106 2230  43000    43000                43000

PAYCHEX INC           Common    704326107 4068  104000   104000               104000

PEPSICO INC           Common    713448108 8560  132000   132000               132000

PROCTER & GAMBLE CO   Common    742718109 7343  120000   120000               120000

SCHLUMBERGER LTD      Common    806857108 6625  78000    78000                78000

STRYKER CORP          Common    863667101 2082  33000    33000                33000

SYSCO CORP            Common    871829107 4586  139000   139000               139000

TOTAL S A             Sponsored 89151E109 7288  90000    90000                90000

                      ADR




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*ALL OF THE SECURITIES LISTED WITHIN THIS COLUMN ARE STATED AS "SH."